UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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 1.    Name and address of issuer:

                         RBC Variable Annuity Account A
                         2000 Wade Hampton Boulevard
                         Greenville, SC 29615


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 2.    The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [X]

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 3.    Investment Company Act File Number: 811-08325


       Securities Act File Number:     333-32887
                                       333-104881

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 4(a). Last day of fiscal year for which this Form is filed:

                               December 31, 2009

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 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.


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 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                  $2,330,309
                                                              ----------
       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:             $4,925,786
                                                              ----------
       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995 that
              were not previously used to reduce	      $        0
              registration fees payable to the Commission:    ----------
       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                   $4,925,786
                                                              ----------
       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                     $        0
                                                              ----------
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       (vi)   Redemption credits available for use in future
              years - if Item 5(i) is less than Item 5(iv)
              subtract Item 5(iv) from Item 5(i)]:     	     $(2,595,477)
                                                              ----------
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       (vii)  Multiplier for determining registration fee
              (See Instruction C.9):                        x  .00007130
                                                               ---------
       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is due): = $        0
                                                              ==========
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       __________.

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 7.    Interest due - if this Form is being filed more than
       90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                                    +   $0.00
                                                                        -----
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 8.    Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:
                                                                    =   $0.00
                                                                        =====
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 9.    Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:
                                       N/A

              Method of Delivery:

                            [_]  Wire Transfer
                            [_]  Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)          /s/ DAVID C. ATTAWAY
                                  ---------------------
                                  Name:  David C. Attaway
                                  Title:  Vice President, Finance and Treasurer

                                  Date:  March 30, 2010